Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

28 September 2023

Federal Home Loan Mortgage Corporation

8200 Jones Branch Drive

McLean, Virginia 22102

Re:	Freddie Mac Multifamily M Certificates Series M-070 Social Bonds (the “Certificates”)

Deposited Assets Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Federal Home Loan Mortgage Corporation (“Freddie Mac” or “Engaging Party”) and CRBT TEBS Sponsor I LLC (the “Sponsor or Specified Party”), for the intended purpose of assisting the Specified Party in evaluating the accuracy of certain information with respect to DTC registered bonds and/or custodial receipts representing beneficial interests in tax-exempt multifamily bonds and/or notes issued by various state and local government entities (the “Deposited Assets”) relating to the Certificates. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Party identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac or the Sponsor, on behalf of Freddie Mac, provided us with, or instructed us to obtain, as applicable:

a.

An electronic data file labeled “M070 CBRT UW TAPE(9.27.23).xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of Freddie Mac, indicated contains projected information relating to the Deposited Assets as of 1 October 2023 (the “Cut-Off Date”),

b.

Electronic copies of the loan files and amortization schedules relating to the loan files for the Deposited Assets, which contain various source documents (collectively and as applicable, the “Source Documents”) that the Sponsor, on behalf of Freddie Mac, indicated relate to each Deposited Asset,

c.

The Land Use Restriction Agreement, Regulatory Agreement, Regulatory Agreement and Declaration of Restrictive Covenants, Declaration of Covenants, Declaration of Covenants, Conditions, and Restrictions, Declaration of Land Use Restrictive Covenants for Low-Income Housing Tax Credits and Subordination Agreement, Declaration of Affirmative Land Use and Restrictive Covenants Agreement, Amended and Restated Declaration of Affirmative Land Use and Restrictive Covenants Agreement, Declaration of Affordable Housing Restrictions, Land Use Restriction Agreement for Low-Income Housing Tax Credit, Notice of Lien and Extended Use Agreement, Declaration of Restriction for Affordable Housing Trust Fund Program, Declaration of Affordable Housing Restrictions, Extended Use of Regulatory Agreement and Declaration of Restrictive Covenants (collectively and as applicable, the “Restrictive Agreements,” together with the Source Documents, the “Sources”) that the Sponsor, on behalf of Freddie Mac, indicated relate to each Deposited Asset, as applicable,

d.	The list of relevant characteristics (the “Deposited Asset Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 10 Deposited Assets on the Data File are referred to as Deposited Asset Numbers 1 through 10.

For the purpose of the procedures described in this report, certain information contained on the Data File is the “Subject Matter.” We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. Freddie Mac is responsible for the Subject Matter, Data File, Deposited Asset Characteristics, Sources and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those procedures listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by Freddie Mac or the Sponsor, on behalf of Freddie Mac, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Deposited Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac or the Sponsor, on behalf of Freddie Mac, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Deposited Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Deposited Assets,
iii.	Whether the originator of the Deposited Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Deposited Assets that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Freddie Mac and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Party and is not intended to be and should not be used by anyone other than the Specified Party. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Party but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 September 2023

Attachment A

Procedures performed and our associated findings

1.

For each Deposited Asset, we compared the Deposited Asset Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source(s), or to the corresponding information we recalculated using information on the Source(s) or the Data File, as applicable, subject to the instructions, assumptions and methodologies provided by Freddie Mac or the Sponsor, on behalf of Freddie Mac, described in the notes to Exhibit 1 to Attachment A. The Source(s), as applicable, that we were instructed by Freddie Mac or the Sponsor, on behalf of Freddie Mac, to use for each Deposited Asset Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

2.

For each Deposited Asset with a Number of LIHTC Units (Comforted) value greater than 0, as shown on the Data File, we observed a Rental/Income/Age Restrictions (PLIM)(Comforted) value of “Y,” as shown on the Data File.

3.

For each Deposited Asset, we observed a First Optional Redemption Date at Par (with no Penalty)(Comforted), Prepayment String(Comforted), Mandatory Tender Date(Comforted) and UW NCF DSCR (IO)(Comforted) value of “N/A,” as shown on the Data File.

4.	For each Deposited Asset, we observed a Stabilization Date value of “Stabilized,” as shown on the Data File.

Exhibit 1 to Attachment A

Deposited Asset Characteristics and Source(s)

Deposited Asset Characteristic	Data File Field Name	Source(s)	Note

Property name	Property Name(Comforted)	Appraisal and/or Promissory Note	i., ii.

Address	Address(Comforted)	Appraisal

City	City(Comforted)	Appraisal

State	State(Comforted)	Appraisal

Zip	Zip(Comforted)	Appraisal

Total units	Total Units(Comforted)	Appraisal

Year built/year renovated	Year Built/Renovated(Comforted)	Appraisal and/or Certificate of Substantial Completion

Occupancy %	Occupancy%(Comforted)	Rent Roll and recalculation	iii.

Occupancy as of date	Occupancy As of Date(Comforted)	Rent Roll

Cut-Off Date LTV	Cut-Off Date LTV(Comforted)	Recalculation	iv.

Seasoning	Seasoning(Comforted)	Recalculation	v.

Interest type	Interest Type(Comforted)	Amended and Restated Bond Financing Agreement, Multifamily Housing Revenue Note, Trust Indenture, and/or SWAP Amended and Restated CBRT Trade Confirmation

Interest rate	Current Loan/Bond Rate(Comforted)	SWAP Amended and Restated CBRT Trade Confirmation

Exhibit 1 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source(s)	Note

Original loan/bond amount	Original Loan/Bond Amount(Comforted)	Amended and Restated Promissory Note, Second Amended and Restated Promissory Note, Amended and Restated Continuing Covenants Agreement, Amended and Restated Bond Financing Agreement, and/or Amended and Restated Note	ii.

Principal amount deposited	Cut-Off Date Loan/Bond Amount	Recalculation	vi.

Amortization term (original)	Amortization Term (Original)(Comforted)	Amortization Schedules and/or recalculation	vii.

Amortization term (remaining)	Amortization Term (Remaining)(Comforted)	Recalculation	viii.

Loan/bond term (original)	Loan/Bond Term (Original)(Comforted)	Recalculation	ix.

Initial IO period	Initial IO Period(Comforted)	Recalculation	x.

Interest only begin date	Interest Only Begin Date(Comforted)	Construction Note, Amended and Restated Promissory Note, Trust Indenture, and/or Promissory Note	ii.

Interest only end date	Interest Only End Date(Comforted)	Amortization Schedule, Construction Note, Promissory Note, Amended and Restated Bond Financing Agreement, Continuing Covenants Agreement, and/or Bond Financing Agreement	ii.

First payment date	First Payment Date(Comforted)	Construction Note, Trust Indenture, Promissory Note, Bond Financing Agreement, and/or Multifamily Housing Revenue Note	ii.

Original issue date	Original Loan/Bond Note Date(Comforted)	Amended and Restated Promissory Note, Amended and Restated Bond Financing Agreement, Amended and Restated Continuing Covenant Agreement, Amended and Restated Deed of Trust, Amended and Restated Note	ii.

Exhibit 1 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source(s)	Note

Stated maturity date	Loan/Bond Maturity Date(Comforted)	Amended and Restated Note, Construction Note, Amended and Restated Bond Financing Agreement	ii.

Loan/bond payment frequency	Loan/Bond Payment Frequency(Comforted)	Loan Agreement, Bridge Loan Agreement, Amended and Restated Continuing Covenants	ii.

Interest rate calculation type	Interest Rate Calculation Type(Comforted)	Amended and Restated Bond Financing Agreement, Trust Indenture, Amended and Restated Promissory Note, Amended and Restated Note	ii.

Interest payment dates	Interest Payment Due Date (ie: 1st, 15th, etc.)(Comforted)	Amended and Restated Bond Promissory Note, Amended and Restated Note, Amended and restated Bond Financing Agreement, and/or First Amendment to Indenture, Loan Agreement, and Continuing Covenants Agreement	ii.

Debt type	Debt Type(Comforted)	Amended and Restated Continuing Covenants Agreement, Continuing Covenants Agreement, Bond Financing Agreement, and/or Loan Agreement	ii.

Deposited Asset trustee	Bond Trustee(Comforted)	Trust Indenture, Opinion of Counsel	ii.

Number of LIHTC units	Number of LIHTC Units(Comforted)	Restrictive Agreements	ii.

Bond counsel	Bond Counsel(Comforted)	Opinion of Counsel

Loan/bond level set aside	Loan/Bond Level Set Aside(Comforted)	Restrictive Agreements	ii.

Type of regulatory agreement(s)	Type of Regulatory Agreement(s)(Comforted)	Restrictive Agreements	ii

Exhibit 1 to Attachment A

Deposited Asset Characteristic	Data File Field Name	Source(s)	Note

Deposited Asset regulatory agreement income restrictions	Description of Restrictive Agreement Set Asides(Comforted)	Restrictive Agreements	ii.

Maturity LTV	Maturity LTV(Comforted)	Recalculation	xi.

UW NCF DSCR	UW NCF DSCR(Comforted)	Recalculation	xii.

Underserved population	Underserved Population	Restrictive Agreements	ii.

RAD (Y/N)	RAD(Y/N)(Comforted)	Restrictive Agreements	ii. xiii

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Deposited Asset Characteristics for each Deposited Asset, Freddie Mac or the Sponsor, on behalf of Freddie Mac, instructed us to note agreement if the information on the Data File agreed to the corresponding information on at least one such Source(s) or a combination of terms from multiple such Source(s) related to each Deposited Asset Characteristic. We performed no procedures to reconcile any differences that may exist relating to the information on the Source(s) for the indicated Deposited Asset Characteristics.

iii.

For the purpose of comparing the occupancy % Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed to recalculate the occupancy % Deposited Asset Characteristic as the quotient of the Occupied Count, Occupied Units or Units Occupied, as applicable, all as shown on the Rent Roll, divided by the Total Units(Comforted), as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round the result obtained above to two decimal places (0.00%).

iv.

For the purpose of comparing the Cut-Off Date LTV Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the Cut-Off Date LTV Deposited Asset Characteristic as the quotient of the Cut-Off Date Loan/Bond Amount divided by Appraised Value, both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Cut-Off Date LTV(Comforted), as shown on the Data File, and the result obtained above to two decimal places (0.00%).

v.

For the purpose of comparing the seasoning Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the seasoning Deposited Asset Characteristic as the difference in months between the First Payment Date(Comforted), as shown on the Data File, and the Cut-Off Date.

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the principal amount deposited Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the principal amount deposited Deposited Asset Characteristic using the:

a.	Original Loan/Bond Amount (Comforted),
b.	Interest Rate Calculation Type (Comforted),
c.	First Payment Date (Comforted),
d.	Current Loan/Bond Rate (Comforted),
e.	Initial IO Period (Comforted) and
f.	Amortization Term (Original) (Comforted),

all as shown on the Data File, assuming all scheduled payments of principal and/or interest on the Deposited Assets are made timely and that there are no prepayments or other unscheduled collections, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Cut-Off Date Loan/Bond Amount, as shown on the Data File, and the result obtained above to two decimal places (0.00).

vii.

For the purpose of comparing the amortization term (original) Deposited Asset Characteristic for each Deposited Asset (except for Deposited Asset Number 7), the Sponsor, on behalf of Freddie Mac, instructed us to note agreement if the value on the Data File agreed with the corresponding information on the Amortization Schedule.

For the purpose of comparing the amortization term (original) Deposited Asset Characteristic for Deposited Asset Number 7, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (original) Deposited Asset Characteristic using the rate, total payment and principal balance of such Deposited Asset, all as shown on the Amortization Schedule.

viii.

For the purpose of comparing the amortization term (remaining) Deposited Characteristic for each Deposited Asset with an Initial IO Period (Comforted) other than “N/A,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (remaining) as the minimum of the:

a.	Amortization Term (Original) (Comforted) and
b.	The sum of:
i.	The Amortization Term (Original) (Comforted) and
ii.	The difference between the Initial IO Period (Comforted) and Seasoning (Comforted),

all as shown on the Data File.

For the purpose of comparing the amortization term (remaining) Deposited Characteristic for each Deposited Asset with an Initial IO Period (Comforted) of “N/A,” the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the amortization term (remaining) as the difference between Amortization Term (Original) (Comforted) and Seasoning (Comforted), both as shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

ix.

For the purpose of comparing the loan/bond term (original) Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the loan/bond term (original) Deposited Asset Characteristic as the difference in months between the First Payment Date(Comforted) and Loan/Bond Maturity Date(Comforted), both as shown on the Data File.

x.

For the purpose of comparing the initial IO period Deposited Asset Characteristic for each Deposited Asset with an Initial IO Period (Comforted) value other than “N/A,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the initial IO period Deposited Asset Characteristic as the difference in months between the Interest Only Begin Date(Comforted) and Interest Only End Date(Comforted), both as shown on the Data File.

For the purpose of comparing the initial IO period Deposited Asset Characteristic for each Deposited Asset with an Initial IO Period (Comforted) value of “N/A,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to use “N/A”.

xi.

For the purpose of comparing the maturity LTV Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the maturity LTV Deposited Asset Characteristic as the quotient of the Mandatory Redemption UPB divided by the Appraised Value, both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the Maturity LTV, as shown on the Data File, and the result obtained above to two decimal places (0.00%).

xii.

For the purpose of comparing the UW NCF DSCR Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the UW NCF DSCR Deposited Asset Characteristic as the quotient of the UW NCF divided by the Annual Debt Service Amount (Amortizing), both as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of Freddie Mac, instructed us to round both the UW NCF DSCR, as shown on the Data File, and the result obtained above to three decimal places (0.000).

xiii.	For the purpose of comparing the RAD (Y/N) Deposited Asset Characteristic for each Deposited Asset, the Sponsor, on behalf of Freddie Mac, instructed us to use:
a.	“N” if a rental assistance demonstration use agreement Restrictive Agreement is not in place
b.	“Y” if a rental assistance demonstration use agreement Restrictive Agreement is in place

Exhibit 1 to Attachment A

Notes: (continued)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of Freddie Mac, that are described in the notes above.